WARRANT LIABILITIES - Summary of the assessment of series A warrants (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
WARRANT LIABILITIES
Balance at beginning, Units	$ 333,657
FMV of Series A Warrants at ending, Units	16,543
Series A Warrants
WARRANT LIABILITIES
Balance at beginning, Units	$ 16,543	$ 18,258
Exercise of Series A Warrants - 2025, Units		(1,715)
FMV of Series A Warrants at ending, Units	16,543	16,543
Balance at beginning, FMV	$ 333,657	$ 1,424,932
Exercise of Series A Warrants - 2025, FMV		(126,180)
Re-measurement adjustment, FMV	$ (329,002)	$ (770,352)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent
FMV of Series A Warrants at ending, FMV	$ 4,655	$ 528,400